Revenue Recognition - Schedule of Deferred Commissions (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Capitalized Contract Cost [Roll Forward]
Beginning balance	$ 59,250	$ 39,282	$ 25,219
Additions to deferred commissions	54,969	43,212	30,835
Amortization of deferred commissions	(35,974)	(23,244)	(16,772)
Ending Balance	78,245	59,250	39,282
Deferred commissions, current				$ 38,509	$ 27,705	$ 18,763
Deferred commissions, non-current				39,736	31,545	20,519
Total deferred commissions	$ 78,245	$ 59,250	$ 39,282	$ 78,245	$ 59,250	$ 39,282